Share Capital (Table)	12 Months Ended
Dec. 31, 2025
Share Capital
Schedule of common shares issued
Common Shares	Number	Amount
Balance December 31, 2023, and 2024	861,082,371	$17,620,625
Issued for PXP Loan, net of costs (i)	131,563,725	1,155,003
Balance December 31, 2025	992,646,096	$18,775,628